UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5047

Tax-Free Fund of Colorado
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: March 31, 2013

Date of reporting period:  June 30, 2013

Item 1. Schedule of Investments.

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS
June 30, 2013
(unaudited)

Principal Amount	General Obligation Bonds (27.9%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Hospital (0.7%)

	Rangely, Colorado Hospital District Refunding
$2,000,000	5.500%, 11/01/22	Baa1/NR/NR	$2,240,660

	Metropolitan District (3.8%)

	Fraser Valley, Colorado Metropolitan Recreational District
1,875,000	5.000%, 12/01/25 (pre-refunded)	NR/A/NR	2,174,081

	Hyland Hills Metro Park & Recreation District, Colorado
875,000	4.375%, 12/15/26 ACA Insured	NR/NR/NR*	825,991

	Meridian Metropolitan District, Colorado Refunding
1,645,000	4.500%, 12/01/23 Series A	NR/A-/A	1,696,077

	North Metro Fire Rescue District, Colorado
1,200,000	4.625%, 12/01/20 AMBAC Insured	NR/AA/NR	1,295,520

	Park Creek Metropolitan District, Colorado Revenue Refunding & Improvement - Senior Property Tax Support
2,000,000	5.500%, 12/01/21 AGC Insured	NR/AA-/BBB	2,210,940

	Poudre Tech Metropolitan District, Colorado Unlimited Property Tax Supported Revenue Refunding & Improvement, Series B
1,990,000	5.000%, 12/01/28 AGMC Insured	NR/AA-/NR	1,941,882

	Stonegate Village Metropolitan District, Colorado Refunding & Improvement
500,000	5.000%, 12/01/23 NPFG Insured	Baa1/A/NR	533,690
900,000	5.000%, 12/01/24 NPFG Insured	Baa1/A/NR	957,924

	Total Metropolitan District		11,636,105

	School Districts (22.5%)

	Adams County, Colorado School District #50
1,000,000	4.000%, 12/01/23	Aa2/AA-/NR	1,072,110
3,000,000	4.000%, 12/01/24	Aa2/AA-/NR	3,168,630

	Adams & Arapahoe Counties, Colorado Joint School District #28J
2,500,000	5.500%, 12/01/23 (pre-refunded)	Aa2/AA-/NR	3,009,175
4,500,000	5.000%, 12/01/23	Aa2/NR/NR	5,249,115
1,000,000	5.000%, 12/01/24	Aa2/NR/NR	1,154,040

	Adams & Weld Counties, Colorado School District #27J
1,030,000	5.000%, 12/01/22	Aa2/AA-/NR	1,207,006
2,000,000	5.000%, 12/01/24	Aa2/AA-/NR	2,290,500
1,000,000	5.375%, 12/01/26 NPFG Insured	Aa2/AA-/NR	1,091,020

	Adams 12 Five Star Schools, Adams & Broomfield County, Colorado
3,200,000	4.000%, 12/15/22	Aa2/AA-/NR	3,530,848

	Arapahoe County, Colorado School District #001 Englewood
3,235,000	5.000%, 12/01/27	Aa2/NR/NR	3,648,627

	Boulder Larimer & Weld Counties, Colorado
1,260,000	5.000%, 12/15/26 AGMC Insured	Aa2/AA-/NR	1,366,961
1,500,000	5.000%, 12/15/28	Aa2/AA-/NR	1,667,310

	Denver, Colorado City & County School District No. 1
3,000,000	4.000%, 12/01/26	Aa2/AA-/AA+	3,148,560
3,000,000	5.250%, 12/01/27	Aa2/AA-/AA+	3,389,070

	Denver, Colorado City & County School District No. 1 Series B
3,000,000	5.000%, 12/01/24	Aa2/AA-/AA+	3,488,700

	Eagle County School District, Colorado, Eagle, Garfield & Routt School District #50J
1,170,000	5.000%, 12/01/25	Aa2/AA-/NR	1,351,830

	El Paso County, Colorado School District #20
1,085,000	5.500%, 12/15/23 NPFG Insured (pre-refunded)	Aa2/NR/NR	1,110,747

	El Paso County, Colorado School District #20
1,500,000	4.500%, 12/15/25 AGMC Insured	Aa2/NR/NR	1,613,790

	El Paso County, Colorado School District #20 Refunding
1,945,000	4.375%, 12/15/23	Aa2/NR/NR	2,157,063

	Gunnison Watershed, Colorado School District
1,025,000	5.250%, 12/01/26	Aa2/AA-/NR	1,154,642

	Ignacio School District, Colorado Ignacio School District #11JT
1,780,000	4.000%, 12/01/23	Aa2/AA-/NR	1,916,900

	Jefferson County, Colorado School District #R-001
3,000,000	5.250%, 12/15/25 AGMC Insured (pre-refunded)	Aa2/AA-/NR	3,443,430

	La Plata County, Colorado School District #9-R Durango Refunding
2,470,000	5.000%, 11/01/22	Aa2/NR/NR	2,871,054
3,000,000	4.500%, 11/01/23	Aa2/NR/NR	3,350,400

	Larimer County, Colorado School District No. R-1, Poudre Refunding & Improvement
3,120,000	4.000%, 12/15/25	Aa2/NR/NR	3,301,241

	Larimer, Weld & Boulder Counties, Colorado School District No. R-2J, Thompson Refunding
1,500,000	4.250%, 12/15/24	Aa2/NR/NR	1,640,355

	Mesa County, Colorado Valley School District No. 051, Grand Junction Refunding
3,170,000	5.000%, 12/01/22	Aa2/NR/NR	3,743,390

	Summit County, Colorado School District No. RE 1 Refunding
2,000,000	4.000%, 12/01/24	Aa2/NR/NR	2,139,980

	Teller County, Colorado School District #2 Woodland Park
1,265,000	5.000%, 12/01/17 NPFG Insured (pre-refunded)	Aa2/AA-/NR	1,348,654

	Weld County, Colorado School District #2
170,000	5.000%, 12/01/15 AGMC Insured	Aa2/AA-/NR	170,525

	Total School Districts		69,795,673

	Water & Sewer (0.9%)

	Central Colorado Water Conservancy District, Adams Morgan & Weld Counties
1,185,000	5.000%, 12/01/24	NR/A/NR	1,338,943

	Parker, Colorado Water & Sanitation District Refunding, Douglas County, Series 2012
1,480,000	4.000%, 08/01/24	NR/AA-/NR	1,584,666

	Total Water & Sewer		2,923,609

	Total General Obligation Bonds		86,596,047

	Revenue Bonds (71.2%)

	Airport (3.4%)

	Denver, Colorado City & County Airport Revenue System, Series A
1,210,000	5.250%, 11/15/28	A1/A+/A+	1,325,519
3,000,000	5.250%, 11/15/29	A1/A+/A+	3,266,820

	Denver, Colorado City & County Airport Revenue System, Series A Refunding
4,340,000	5.000%, 11/15/24	A1/A+/A+	4,854,941

	Walker Field, Colorado Public Airport Authority Airport Revenue
1,000,000	5.000%, 12/01/22	Baa2/NR/NR	1,064,160

	Total Airport		10,511,440

	Electric (2.6%)

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A
2,000,000	4.750%, 11/15/27	Aa2/AA/AA	2,159,260

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A-1
1,000,000	4.000%, 11/15/26	Aa2/AA/AA	1,037,460
1,000,000	4.000%, 11/15/27	Aa2/AA/AA	1,028,910

	Colorado Springs, Colorado Utilities Revenue Refunding Series B
1,285,000	5.250%, 11/15/23	Aa2/AA/AA	1,450,380

	Colorado Springs, Colorado Utilities Revenue, Series C-2
1,060,000	5.000%, 11/15/23	Aa2/AA/AA	1,240,454

	Colorado Springs, Colorado Utilities Revenue Subordinated Lien Improvement Series B
1,160,000	5.000%, 11/15/23 (pre-refunded)	Aa2/AA/AA	1,235,284

	Total Electric		8,151,748

	Higher Education (17.4%)

	Adams State College, Colorado Auxiliary Facilities Revenue Improvement Series A
1,000,000	5.200%, 05/15/27	Aa2/AA-/NR	1,059,470

	Adams State College, Colorado Auxiliary Facilities Revenue Refunding, Series B
3,000,000	4.500%, 05/15/29	Aa2/AA-/NR	3,032,220

	Colorado Educational & Cultural Facility Authority, Regis University Project
1,695,000	5.000%, 06/01/24 Radian Insured (pre-refunded)	NR/NR/NR*	1,767,580

	Colorado Educational & Cultural Facility Authority, Student Housing - Campus Village Apartments Refunding
2,935,000	5.375%, 06/01/28	NR/A/NR	3,095,251

	Colorado Educational & Cultural Facility Authority, University Corp. Atmosphere Project, Refunding
1,700,000	5.000%, 09/01/22	A2/A+/NR	1,854,581
1,635,000	5.000%, 09/01/28	A2/A+/NR	1,706,858

	Colorado Educational & Cultural Facility Authority Revenue, University of Denver Project
845,000	4.000%, 03/01/24	A1/NR/NR	882,881

	Colorado Educational & Cultural Facility Authority Revenue Refunding, University of Denver Project
1,000,000	5.250%, 03/01/26 NPFG Insured	A1/A+/NR	1,121,060

	Colorado Educational & Cultural Facility Authority Revenue Refunding, University of Denver Project, Series B
3,085,000	5.000%, 03/01/22 NPFG/ FGIC Insured (pre-refunded)	A1/A+/NR	3,425,461

	Colorado Educational & Cultural Facility Authority, University of Denver Project, Series B Refunding
3,620,000	5.250%, 03/01/23 NPFG Insured	A1/A+/AA	3,830,503

	Colorado School of Mines Enterprise Refunding & Improvement
1,455,000	5.000%, 12/01/24	Aa2/AA-/NR	1,550,608

	Colorado State Board of Governors University Enterprise System, Series A
2,300,000	5.000%, 03/01/25	Aa2/AA-/NR	2,586,833
930,000	5.000%, 03/01/28 AGMC Insured	Aa3/AA-/NR	980,062

	Colorado State COP University of Colorado at Denver Health Sciences Center Fitzsimons Academic Projects Series B
3,135,000	5.250%, 11/01/25 NPFG (pre-refunded)	Baa1/AA-/NR	3,475,304

	Mesa State College, Colorado Auxiliary Facilities Enterprise
1,000,000	5.000%, 05/15/20 Syncora Guarantee, Inc. Insured (pre-refunded)	A2/NR/NR	1,083,500
2,000,000	5.700%, 05/15/26 (pre-refunded)	NR/AA-/NR	2,386,440

	University of Colorado Enterprise System
2,000,000	5.000%, 06/01/27	Aa2/AA-/AA+	2,192,440
2,000,000	4.750%, 06/01/27 Series A	Aa2/NR/AA+	2,157,060

	University of Colorado Enterprise System, Refunding, Series B
1,680,000	4.000%, 06/01/23	Aa2/AA-/AA+	1,788,444

	University of Colorado Enterprise System, Refunding & Improvement
50,000	5.000%, 06/01/24 NPFG/ FGIC Insured	Aa2/AA-/NR	52,943

	University of Colorado Enterprise System, Refunding & Improvement, Series A
3,855,000	5.000%, 06/01/24 NPFG/ FGIC Insured (pre-refunded)	Aa2/A/NR	4,180,670

	University of Northern Colorado Greeley Institutional Enterprise Refunding, SHEIP, Series A
2,810,000	5.000%, 06/01/26	Aa2/AA-/NR	3,084,734
2,940,000	5.000%, 06/01/28	Aa2/AA-/NR	3,183,197

	University of Northern Colorado Refunding
1,000,000	5.000%, 06/01/24 AGMC Insured	A1/AA-/NR	1,055,960

	Western State College, Colorado Institutional Enterprise, SHEIP, Series A
1,160,000	5.000%, 05/15/24	Aa2/AA-/NR	1,257,974

	Western State College, Colorado, SHEIP
1,020,000	5.000%, 05/15/27	Aa2/AA-/NR	1,081,027

	Total Higher Education		53,873,061

	Hospital (10.0%)

	Colorado Health Facility Authority Hospital Revenue, Adventist Health/Sunbelt, Refunding
2,500,000	5.125%, 11/15/29	Aa3/AA-/AA	2,688,750

	Colorado Health Facility Authority Hospital Revenue, Catholic Health
1,000,000	4.750%, 09/01/25 AGMC Insured	Aa3/AA-/AA-	1,058,680

	Colorado Health Facility Authority Hospital Revenue, Evangelical Lutheran Project Refunding
1,575,000	5.250%, 06/01/19	A3/A-/NR	1,684,400
1,000,000	5.250%, 06/01/21	A3/A-/NR	1,067,140
2,000,000	5.250%, 06/01/24	A3/A-/NR	2,119,900

	Colorado Health Facility Authority Hospital Revenue, NCMC, Inc. Project
2,000,000	5.250%, 05/15/26 Series A AGMC Insured	NR/AA-/A+	2,095,380

	Colorado Health Facility Authority Hospital Revenue, Poudre Valley Health Care Series F Refunding
4,760,000	5.000%, 03/01/25	A1/A+/A+	4,884,093

	Colorado Health Facility Authority Hospital Revenue Refunding, Catholic Health, Series A
2,000,000	5.250%, 07/01/24	Aa3/AA-/AA-	2,245,200

	Colorado Health Facility Authority Hospital Revenue, Valley View Hospital Association, Refunding
1,500,000	5.500%, 05/15/28	NR/BBB+/NR	1,563,495

	Colorado Health Facility Authority, Catholic Health Initiatives, Series D
2,000,000	5.000%, 10/01/16	Aa3/AA-/AA-	2,238,380
1,000,000	6.000%, 10/01/23	Aa3/AA-/AA-	1,148,190

	Colorado Health Facility Authority, Sisters Leavenworth, Refunding
3,000,000	5.250%, 01/01/25	Aa3/AA/AA-	3,282,570

	Denver, Colorado Health & Hospital Authority Healthcare, Series A Refunding
2,000,000	5.000%, 12/01/18	NR/BBB/BBB+	2,148,220
1,500,000	5.000%, 12/01/19	NR/BBB/BBB+	1,595,040

	Park Hospital District Larimer County, Colorado Limited Tax Revenue
1,010,000	4.500%, 01/01/21 AGC Insured	A3/AA-/NR	1,031,745

	Total Hospital		30,851,183

	Housing (1.2%)

	Colorado Housing & Finance Authority
50,000	6.050%, 10/01/16 Series 1999A3	Aa2/NR/NR	50,364

	Colorado Housing & Finance Authority, Single Family Program Refunding Series B
10,000	5.000%, 08/01/13 Series 2001	A1/A/NR	10,003

	Colorado Housing & Finance Authority, Single Family Mortgage Class II
680,000	5.500%, 11/01/29	Aaa/AAA/NR	689,316

	Colorado Housing Finance Authority, Single Family Mortgage Class III Series A-5
2,495,000	5.000%, 11/01/34	A2/A/NR	2,555,454

	Colorado Housing and Finance Authority, Multi-Family Project C1-II Series A-2
435,000	5.400%, 10/01/29	Aa2/AA/NR	450,142

	Total Housing		3,755,279

	Lease (17.4%)

	Adams 12 Five Star Schools, Colorado COP
1,770,000	4.625%, 12/01/24	Aa3/A+/NR	1,858,429
500,000	5.000%, 12/01/25	Aa3/A+/NR	534,630

	Adams County, Colorado Corrections Facility COP, Series B
1,600,000	5.000%, 12/01/26	Aa2/AA/NR	1,723,872
1,200,000	5.125%, 12/01/27	Aa2/AA/NR	1,292,268

	Aurora, Colorado COP, Refunding Series A
1,500,000	5.000%, 12/01/26	Aa2/AA-/NR	1,644,405

	Brighton, Colorado COP Refunding Series A
1,865,000	5.000%, 12/01/24 AGMC Insured	A1/AA-/NR	1,995,867

	Broomfield, Colorado COP
2,000,000	4.500%, 12/01/28	Aa3/NR/NR	2,059,640

	Colorado Educational & Cultural Facilities Authority, Aurora Academy Project
1,255,000	5.250%, 02/15/24 Syncora Guarantee, Inc. Insured	NR/A/NR	1,261,589

	Colorado Educational & Cultural Facilities Authority, Ave Maria School Project Refunding
1,000,000	4.850%, 12/01/25 Radian Insured	NR/NR/NR*	962,930

	Colorado Educational & Cultural Facilities Authority, Charter School - James, Refunding & Improvement
3,000,000	5.000%, 08/01/27 AGC Insured	NR/AA-/NR	3,043,050

	Colorado Educational & Cultural Facilities Authority, Peak to Peak Charter School, Refunding
1,500,000	5.250%, 08/15/24 Syncora Guarantee, Inc. Insured	NR/A/NR	1,525,140

	Colorado State BEST COP Series G
3,000,000	4.250%, 03/15/23	Aa2/AA-/NR	3,243,150

	Colorado State BEST COP Series H
3,490,000	4.000%, 03/15/26	Aa2/AA-/NR	3,574,947

	Colorado State Higher Education Capital Construction Lease
3,000,000	5.250%, 11/01/23	Aa2/AA-/NR	3,375,540
1,690,000	5.000%, 11/01/26	Aa2/AA-/NR	1,850,347

	Denver, Colorado City and County COP (Botanical Gardens)
2,015,000	5.250%, 12/01/22	Aa2/AA+/AA+	2,234,534

	Douglas County, Colorado School District No. RE-1 Douglas & Elbert Counties COP
3,075,000	5.000%, 01/15/29	Aa2/NR/NR	3,212,268

	El Paso County, Colorado COP (Judicial Complex Project) Series A
1,820,000	4.500%, 12/01/26 AMBAC Insured	NR/AA-/NR	1,918,862

	El Paso County, Colorado COP (Pikes Peak Regional Development Authority)
1,925,000	5.000%, 12/01/18 AMBAC Insured (pre-refunded)	NR/AA-/NR	1,962,788

	Fort Collins, Colorado Lease COP Series A
3,020,000	4.750%, 06/01/18 AMBAC Insured (pre-refunded)	Aa1/NR/NR	3,143,880

	Fremont County, Colorado COP Refunding & Improvement Series A
695,000	5.000%, 12/15/18 NPFG Insured (pre-refunded)	Baa1/A/NR	709,776

	Fremont County, Colorado COP Refunding & Improvement Series A, Unrefunded Portion
1,380,000	5.000%, 12/15/18 NPFG Insured	Baa1/A/NR	1,399,058

	Garfield County, Colorado COP Public Library District
1,000,000	5.375%, 12/01/27	NR/A/NR	1,056,770

	Gypsum, Colorado COP
1,050,000	5.000%, 12/01/28	NR/A+/NR	1,080,062

	Pueblo, Colorado COP (Police Complex Project)
2,170,000	5.500%, 08/15/22 AGC Insured	Aa3/AA-/NR	2,398,371

	Rangeview Library District Project, Colorado COP
2,210,000	5.000%, 12/15/26 AGC Insured	Aa3/AA-/NR	2,359,573
1,000,000	5.000%, 12/15/28 AGC Insured	Aa3/AA-/NR	1,052,010

	Westminster, Colorado COP
1,480,000	4.250%, 12/01/22 AGMC Insured	A2/AA-/NR	1,591,888

	Total Lease		54,065,644

	Sales Tax (7.7%)

	Boulder, Colorado General Fund Capital Improvement Projects
2,435,000	4.000%, 10/01/24	Aa1/AA+/NR	2,650,741
2,235,000	4.000%, 10/01/25	Aa1/AA+/NR	2,389,953

	Boulder County, Colorado Open Space Capital Improvement Series A
1,500,000	5.000%, 01/01/24 AGMC Insured (pre-refunded)	A2/AA/NR	1,600,380

	Castle Rock, Colorado Sales & Use Tax Revenue
1,015,000	4.000%, 06/01/25	Aa3/AA-/NR	1,054,575

	Commerce City, Colorado Sales & Use Tax Revenue
1,000,000	5.000%, 08/01/21 AMBAC Insured	NR/A+/NR	1,048,140

	Denver, Colorado City & County Excise Tax Revenue Refunding Series A
4,000,000	5.250%, 09/01/19 AGMC Insured	A1/AA-/AA-	4,689,160

	Grand Junction, Colorado General Fund
1,900,000	5.000%, 03/01/23	NR/AA/NR	2,194,006

	Greeley, Colorado Sales & Use Tax Refunding
2,170,000	4.000%, 10/01/22	Aa3/AA/NR	2,388,345

	Gypsum County, Colorado Sales Tax & General Fund Revenue
1,690,000	5.250%, 06/01/30 AGC Insured	NR/AA-/NR	1,747,967

	Park Meadows Business Implementation District, Colorado Shared Sales Tax Revenue
1,500,000	5.300%, 12/01/27	NR/NR/NR*	1,575,615

	Pueblo, Colorado Urban Renewal Authority, Refunding & Improvement, Series B
1,250,000	5.250%, 12/01/28	A2/A/NR	1,334,838

	Westminster, Colorado Economic Development Authority, Mandalay Gardens Urban Renewal Project
1,090,000	4.000%, 12/01/22	NR/A/NR	1,115,757

	Total Sales Tax		23,789,477

	Transportation (1.2%)

	Regional Transportation District, Colorado COP, Series A
3,500,000	5.000%, 06/01/25 AMBAC Insured (pre-refunded)	Aa3/A-/A+	3,799,180

	Water & Sewer (9.4%)

	Aurora, Colorado Water Improvement Revenue First Lien, Series A
1,250,000	5.000%, 08/01/25 AMBAC Insured	Aa2/NR/AA+	1,366,350

	Broomfield, Colorado Sewer and Waste Water Revenue
1,975,000	4.000%, 12/01/21 AGMC Insured	A2/NR/NR	2,114,751
1,550,000	5.000%, 12/01/24 AGMC Insured	A2/AA-/NR	1,735,008

	Broomfield, Colorado Water Activity Enterprise
3,385,000	5.000%, 12/01/21	A1/NR/NR	3,901,179

	Colorado Water Resource & Power Development Authority
2,675,000	5.000%, 09/01/16 NPFG Insured	Baa1/A/NR	2,756,588
1,855,000	5.000%, 09/01/17 NPFG Insured	Baa1/A/NR	1,905,530
2,000,000	4.000%, 09/01/22	Aaa/AAA/AAA	2,218,280

	Denver, Colorado City and County Board Water Commissioners Master Resolution, Refunding, Series B
1,000,000	4.000%, 12/15/22	Aa1/AAA/AAA	1,093,670

	Erie, Colorado Water Enterprise Revenue, Series A
1,000,000	5.000%, 12/01/25 AGMC Insured	A1/NR/NR	1,063,730

	Greeley, Colorado Water Revenue
1,920,000	4.200%, 08/01/24 NPFG Insured	NR/AA/NR	2,010,259

	Metro Wastewater Reclamation District, Colorado Sewer Improvement Bonds
1,140,000	5.000%, 04/01/25	Aa1/AAA/NR	1,316,073

	North Weld County, Colorado Water District Enterprise Revenue Refunding
1,465,000	4.000%, 11/01/22 AGMC Insured	NR/AA-/NR	1,602,095

	Parker, Colorado Water & Sanitation District Water & Sewer Enterprise Refunding
1,000,000	5.000%, 11/01/22 AGMC Insured	A2/AA-/NR	1,154,060

	Thorton, Colorado Water Enterprise Revenue, Series 2013
1,970,000	4.000%, 12/01/24	Aa2/AA/NR	2,117,612

	Woodmoor, Colorado Water & Sanitation District #1 Enterprise
2,570,000	4.500%, 12/01/26	NR/AA-/NR	2,742,267

	Total Water & Sewer		29,097,452

	Miscellaneous Revenue (0.9%)

	Colorado Educational & Cultural Facility Authority, Independent School Revenue Refunding, Kent Denver School Project
1,000,000	5.000%, 10/01/30	NR/A/NR	1,017,080

	Colorado Educational & Cultural Facility Authority, Independent School Revenue Refunding, Vail Mountain School Project
1,820,000	6.000%, 05/01/30	NR/BBB-/NR	1,867,939

	Total Miscellaneous Revenue		2,885,019

	Total Revenue Bonds		220,779,483

	Total Investments (cost $300,607,011-note b)	99.1%	307,375,530
	Other assets less liabilities	0.9	2,789,768
	Net Assets	100.0%	$310,165,298

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO" or "Credit Rating Agency") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

Percent of
Portfolio Distribution By Quality Rating	Investments 1
Aaa of Moody's or AAA of S&P or Fitch	1.7%
Pre-refunded Bonds2 / Escrowed to Maturity Bonds	13.0
Aa of Moody's or AA of S&P or Fitch	62.1
A of Moody's or S&P or Fitch	18.7
Baa of Moody's or BBB of S&P or Fitch	3.4
Not rated*	1.1
100.0%

1 Where applicable, calculated using the highest rating of the three NRSRO.

2 Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:

ACA - American Capital Assurance Financial Guaranty Corp.
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BEST - Building Excellent Schools Today
COP - Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
NCMC - Northern Colorado Medical Center
NPFG - National Public Finance Guarantee
NR - Not Rated
SHEIP - State Higher Education Intercept Program

See accompanying notes to financial statements.

TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS
June 30, 2013
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $300,544,015 amounted to $6,831,515, which consisted of aggregate gross unrealized appreciation of $11,754,854 and aggregate gross unrealized depreciation of $4,923,339.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2013:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	307,375,530
Level 3 – Significant Unobservable Inputs	-
Total	$307,375,530

 +See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)  The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE FUND OF COLORADO

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
August 20 , 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
August 20 , 2013

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
August 20 , 2013